Financial instruments - Fair values and risk management - Cash flow sensitivity analysis for variable rate instruments (Details) - Variable interest rate - Interest rate risk - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Profit or loss	$ (3,819,000)	$ (6,195,000)	$ (4,238,000)
Decrease in risk variable, impact on profit (loss)	2,484,000	6,195,000	4,238,000
Increase in risk variable, impact on equity	5,542,000	1,553,200	6,201,000
Decrease in risk variable, impact on equity	(5,343,000)	(1,433,000)	(6,116,000)
Variable rate instruments
Disclosure of detailed information about financial instruments [line items]
Profit or loss	(3,819,000)	(6,195,000)	(4,238,000)
Decrease in risk variable, impact on profit (loss)	2,484,000	6,195,000	4,238,000
Increase in risk variable, impact on equity	0	0	0
Decrease in risk variable, impact on equity	0	0	0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Profit or loss	0	0	0
Decrease in risk variable, impact on profit (loss)	0	0	0
Increase in risk variable, impact on equity	5,542,000	1,553,000	6,201,000
Decrease in risk variable, impact on equity	$ (5,343,000)	$ (1,433,000)	$ (6,116,000)